Bitcoin - Schedule of additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
Beginning balance	$ 109,420	$ 150,593
Beginning balance quantity | item	6,974	4,884
Revenue recognized from Bitcoin mined	$ 188,996	$ 156,870
Revenue recognized from Bitcoin mined quantity | item	6,626	5,554
Bitcoin receivable	$ (878)
Bitcoin receivable quantity | item	(21)
Proceeds from sale of Bitcoin	$ 176,219	$ 79,529
Proceeds from sale of Bitcoin quantity | item	(6,185)	(3,425)
Exchange of Bitcoin for employee compensation	$ (869)	$ (1,495)
Exchange of Bitcoin for employee compensation quantity | item	(32)	(39)
Realized gains on the sale of Bitcoin		$ 30,346	$ 253
Impairment of Bitcoin		(147,365)
Change in fair value of Bitcoin	$ 184,734
Ending balance	$ 311,178	$ 109,420	$ 150,593
Ending balance quantity | item	7,362	6,974	4,884
Carrying value of Bitcoin	$ 199,928
Realized gain on sale of Bitcoin	80,174	$ 30,346
Impairment of Bitcoin		147,365	$ 43,973
Accounting Standards Update 2023-08
Beginning balance	$ 5,994
Ending balance		$ 5,994